INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Short-Term Investments
Short-term investments consisted of the following:

	December 31, 2023
	Short-term investments
	Amortized cost basis	Gross unrealized gains	Gross unrealized loss	Fair value
Bank deposit securities:
Bank deposits	$44,395	$—	$—	$44,395

Total short term investments	$44,395	$—	$—	$44,395

	December 31, 2022
	Short-term investments
	Amortized cost basis	Gross unrealized gains	Gross unrealized loss	Fair value
Bank deposit securities:
Bank deposits	$25,354	$—	$—	$25,354

Held-to-maturity marketable securities:
Agency bonds	$36,202	$—	$(217)	$35,985
Municipal bonds	510	—	(2)	508
Commercial paper	28,827	—	—	28,827
Treasury bills	5,964	—	—	5,964
Total held-to-maturity marketable securities	$71,503	$—	$(219)	$71,284

Total short term investments	$96,857	$—	$(219)	$96,638